Parent Company (Interest Paid and Income Tax Refunds) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Condensed Financial Statements, Captions [Line Items]
Interest paid	$ 3,742	$ 2,835	$ 1,743
Income Tax Refunds/(Payments)	17	468	24
Parent Company
Condensed Financial Statements, Captions [Line Items]
Interest paid	300	288	287
Income Tax Refunds/(Payments)	$ 26	$ 88	$ 40